23. The ''Lava Jato (Car Wash) Operation'' and its effects on the Company (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Sep. 27, 2018	Dec. 31, 2020	Dec. 31, 2019
DisclosureTheLavaJatoCarWashOperationAndItsEffectsOnTheCompanyLineItems [Line Items]
Compensation for damages		$ 155	$ 220
Agreement [member]
DisclosureTheLavaJatoCarWashOperationAndItsEffectsOnTheCompanyLineItems [Line Items]
Transaction amount	$ 85
Credit a remittance	$ 683
Lava jato [member]
DisclosureTheLavaJatoCarWashOperationAndItsEffectsOnTheCompanyLineItems [Line Items]
Compensation for damages		$ 1,287